Exchange rates (Tables)	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Summary of Exchange Rates in Preparing Consolidated Statements

	Income statement			Statement of financial position
	2021	2020	2019	2021	2020
Euro to sterling	1.16	1.12	1.14	1.19	1.12
US dollar to sterling	1.38	1.28	1.28	1.35	1.37